Sullivan & Worcester LLP	T 202 775 1200
1666 K Street, NW	F 202 293 2275
Washington, DC 20006	www.sandw.com

September 18, 2013

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Met Investors Series Trust (the “Trust”) SEC File Nos. 333-48456, 811-10183 CIK - 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed is the Interactive Data File that mirrors the risk/return summary information in the supplement dated August 29, 2013 to the prospectus dated April 29, 2013 for the ClearBridge Aggressive Growth Portfolio (formerly, Legg Mason ClearBridge Aggressive Growth Portfolio), a series of the Trust, filed under Rule 497(e) on August 29, 2013 (SEC Accession No. 0001193125-13-352110).

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1213.

Very truly yours,
/s/ John L. Chilton

Enclosures

cc:	Andrew L. Gangolf, Esq.

Michael P. Lawlor, Esq.

David C. Mahaffey, Esq.